UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-07507

Deutsche Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche Equity 500 Index VIP

	Shares	Value ($)
Common Stocks 98.7%
Consumer Discretionary 12.4%
Auto Components 0.4%
BorgWarner, Inc.	7,846	474,526
Delphi Automotive PLC	10,032	799,952
Goodyear Tire & Rubber Co.	9,248	250,436
Johnson Controls, Inc.	22,632	1,141,558

		2,666,472
Automobiles 0.7%
Ford Motor Co.	136,642	2,205,402
General Motors Co.	46,673	1,750,238
Harley-Davidson, Inc.	7,229	439,089

		4,394,729
Distributors 0.1%
Genuine Parts Co.	5,307	494,559
Diversified Consumer Services 0.0%
H&R Block, Inc.	9,330	299,213
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	15,428	738,075
Chipotle Mexican Grill, Inc.*	1,062	690,873
Darden Restaurants, Inc.	4,271	296,151
Marriott International, Inc. "A"	7,149	574,208
McDonald's Corp.	33,168	3,231,890
Royal Caribbean Cruises Ltd.	5,722	468,346
Starbucks Corp.	25,926	2,455,192
Starwood Hotels & Resorts Worldwide, Inc.	5,928	494,988
Wyndham Worldwide Corp.	4,114	372,194
Wynn Resorts Ltd.	2,807	353,345
Yum! Brands, Inc.	14,936	1,175,762

		10,851,024
Household Durables 0.5%
D.R. Horton, Inc.	11,619	330,909
Garmin Ltd. (a)	4,174	198,349
Harman International Industries, Inc.	2,402	320,979
Leggett & Platt, Inc. (a)	4,843	223,214
Lennar Corp. "A"	6,214	321,947
Mohawk Industries, Inc.*	2,153	399,920
Newell Rubbermaid, Inc.	9,176	358,506
PulteGroup, Inc.	11,579	257,401
Whirlpool Corp.	2,657	536,874

		2,948,099
Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	13,141	4,889,766
Expedia, Inc.	3,349	315,241
Netflix, Inc.*	2,093	872,132
The Priceline Group, Inc.*	1,793	2,087,321
TripAdvisor, Inc.*	3,798	315,880

		8,480,340
Leisure Products 0.1%
Hasbro, Inc. (a)	3,917	247,711
Mattel, Inc.	11,756	268,625

		516,336
Media 3.5%
Cablevision Systems Corp. (New York Group) "A" (a)	7,460	136,518
CBS Corp. "B"	15,799	957,894
Comcast Corp. "A"	87,707	4,952,814
DIRECTV*	17,369	1,478,102
Discovery Communications, Inc. "A"*	5,163	158,814
Discovery Communications, Inc. "C"*	9,249	272,614
Gannett Co., Inc.	7,715	286,072
Interpublic Group of Companies, Inc.	14,377	318,019
News Corp. "A"*	16,916	270,825
Omnicom Group, Inc.	8,446	658,619
Scripps Networks Interactive, Inc. "A" (a)	3,444	236,121
Time Warner Cable, Inc.	9,682	1,451,138
Time Warner, Inc.	28,662	2,420,219
Twenty-First Century Fox, Inc. "A"	63,131	2,136,353
Viacom, Inc. "B"	12,591	859,966
Walt Disney Co.	53,956	5,659,445

		22,253,533
Multiline Retail 0.8%
Dollar General Corp.*	10,407	784,480
Dollar Tree, Inc.*	7,160	580,998
Family Dollar Stores, Inc.	3,242	256,896
Kohl's Corp. (a)	6,967	545,168
Macy's, Inc.	11,729	761,329
Nordstrom, Inc.	4,884	392,283
Target Corp.	21,977	1,803,652

		5,124,806
Specialty Retail 2.4%
AutoNation, Inc.*	2,519	162,047
AutoZone, Inc.* (a)	1,098	749,012
Bed Bath & Beyond, Inc.* (a)	6,353	487,752
Best Buy Co., Inc.	10,142	383,266
CarMax, Inc.* (a)	7,243	499,839
GameStop Corp. "A" (a)	3,820	145,007
Home Depot, Inc.	45,449	5,163,461
L Brands, Inc.	8,437	795,525
Lowe's Companies, Inc.	33,571	2,497,347
O'Reilly Automotive, Inc.*	3,491	754,894
Ross Stores, Inc.	7,135	751,744
Staples, Inc.	21,950	357,456
The Gap, Inc.	9,298	402,882
Tiffany & Co.	3,884	341,831
TJX Companies, Inc.	23,567	1,650,868
Tractor Supply Co.	4,758	404,715
Urban Outfitters, Inc.*	3,551	162,103

		15,709,749
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	9,540	395,242
Fossil Group, Inc.*	1,595	131,508
Hanesbrands, Inc.	13,803	462,539
Michael Kors Holdings Ltd.*	6,941	456,371
NIKE, Inc. "B"	24,153	2,423,270
PVH Corp.	2,794	297,729
Ralph Lauren Corp.	2,067	271,811
Under Armour, Inc. "A"*	5,687	459,225
VF Corp.	11,850	892,423

		5,790,118
Consumer Staples 9.6%
Beverages 2.1%
Brown-Forman Corp. "B"	5,374	485,541
Coca-Cola Co.	135,632	5,499,877
Coca-Cola Enterprises, Inc.	7,579	334,992
Constellation Brands, Inc. "A"*	5,771	670,648
Dr. Pepper Snapple Group, Inc.	6,639	521,029
Molson Coors Brewing Co. "B"	5,452	405,901
Monster Beverage Corp.*	5,023	695,158
PepsiCo, Inc.	51,214	4,897,083

		13,510,229
Food & Staples Retailing 2.5%
Costco Wholesale Corp.	15,141	2,293,786
CVS Health Corp.	38,827	4,007,335
Kroger Co.	17,004	1,303,527
Sysco Corp.	20,390	769,315
Wal-Mart Stores, Inc.	54,460	4,479,335
Walgreens Boots Alliance, Inc.	30,145	2,552,678
Whole Foods Market, Inc.	12,526	652,354

		16,058,330
Food Products 1.7%
Archer-Daniels-Midland Co.	21,902	1,038,155
Campbell Soup Co. (a)	6,071	282,605
ConAgra Foods, Inc.	14,511	530,087
General Mills, Inc.	20,819	1,178,355
Hormel Foods Corp.	4,569	259,747
Kellogg Co.	8,717	574,886
Keurig Green Mountain, Inc.	4,181	467,143
Kraft Foods Group, Inc.	20,221	1,761,552
McCormick & Co., Inc. (a)	4,488	346,070
Mead Johnson Nutrition Co.	7,028	706,525
Mondelez International, Inc. "A"	56,986	2,056,625
The Hershey Co.	5,081	512,724
The JM Smucker Co.	3,564	412,462
Tyson Foods, Inc. "A"	10,006	383,230

		10,510,166
Household Products 1.8%
Clorox Co.	4,472	493,664
Colgate-Palmolive Co.	29,448	2,041,924
Kimberly-Clark Corp.	12,630	1,352,799
Procter & Gamble Co.	93,138	7,631,728

		11,520,115
Personal Products 0.1%
Estee Lauder Companies, Inc. "A"	7,706	640,831
Tobacco 1.4%
Altria Group, Inc.	68,004	3,401,560
Lorillard, Inc.	12,352	807,203
Philip Morris International, Inc.	53,421	4,024,204
Reynolds American, Inc.	10,577	728,861

		8,961,828
Energy 7.9%
Energy Equipment & Services 1.2%
Baker Hughes, Inc.	14,945	950,203
Cameron International Corp.*	6,599	297,747
Diamond Offshore Drilling, Inc. (a)	2,425	64,966
Ensco PLC "A"	8,056	169,740
FMC Technologies, Inc.*	7,965	294,785
Halliburton Co.	29,203	1,281,428
Helmerich & Payne, Inc.	3,678	250,361
National Oilwell Varco, Inc.	14,209	710,308
Noble Corp. PLC	8,059	115,083
Schlumberger Ltd.	44,101	3,679,787
Transocean Ltd. (a)	11,756	172,460

		7,986,868
Oil, Gas & Consumable Fuels 6.7%
Anadarko Petroleum Corp.	17,536	1,452,156
Apache Corp.	12,918	779,343
Cabot Oil & Gas Corp.	14,213	419,710
Chesapeake Energy Corp. (a)	17,591	249,089
Chevron Corp.	64,885	6,811,627
Cimarex Energy Co.	3,064	352,636
ConocoPhillips	42,564	2,650,035
CONSOL Energy, Inc.	7,781	217,012
Devon Energy Corp.	13,414	808,998
EOG Resources, Inc.	18,938	1,736,425
EQT Corp.	5,206	431,421
Exxon Mobil Corp.	144,744	12,303,240
Hess Corp.	8,414	571,058
Kinder Morgan, Inc.	58,949	2,479,395
Marathon Oil Corp.	23,177	605,151
Marathon Petroleum Corp.	9,423	964,821
Murphy Oil Corp.	5,692	265,247
Newfield Exploration Co.*	5,490	192,644
Noble Energy, Inc.	13,423	656,385
Occidental Petroleum Corp.	26,577	1,940,121
ONEOK, Inc.	7,144	344,627
Phillips 66	18,757	1,474,300
Pioneer Natural Resources Co.	5,160	843,712
QEP Resources, Inc.	5,763	120,159
Range Resources Corp.	5,731	298,241
Southwestern Energy Co.* (a)	13,408	310,931
Spectra Energy Corp.	23,022	832,706
Tesoro Corp.	4,305	393,003
Valero Energy Corp.	17,863	1,136,444
Williams Companies, Inc.	23,103	1,168,781

		42,809,418
Financials 16.0%
Banks 5.7%
Bank of America Corp.	362,748	5,582,692
BB&T Corp.	24,676	962,117
Citigroup, Inc.	104,758	5,397,132
Comerica, Inc.	6,228	281,070
Fifth Third Bancorp.	27,921	526,311
Huntington Bancshares, Inc.	28,361	313,389
JPMorgan Chase & Co.	128,620	7,791,800
KeyCorp	29,040	411,206
M&T Bank Corp. (a)	4,617	586,359
PNC Financial Services Group, Inc.	18,022	1,680,371
Regions Financial Corp.	45,708	431,941
SunTrust Banks, Inc.	17,925	736,538
U.S. Bancorp.	61,528	2,686,928
Wells Fargo & Co.	161,851	8,804,694
Zions Bancorp.	7,071	190,917

		36,383,465
Capital Markets 2.2%
Affiliated Managers Group, Inc.*	1,868	401,209
Ameriprise Financial, Inc.	6,324	827,432
Bank of New York Mellon Corp.	38,438	1,546,745
BlackRock, Inc.	4,351	1,591,770
Charles Schwab Corp.	39,818	1,212,060
E*TRADE Financial Corp.*	9,739	278,097
Franklin Resources, Inc.	13,511	693,385
Invesco Ltd.	14,733	584,753
Legg Mason, Inc.	3,511	193,807
Morgan Stanley	53,241	1,900,171
Northern Trust Corp.	8,044	560,265
State Street Corp.	14,175	1,042,288
T. Rowe Price Group, Inc.	8,980	727,200
The Goldman Sachs Group, Inc.	13,970	2,625,941

		14,185,123
Consumer Finance 0.8%
American Express Co.	30,240	2,362,349
Capital One Financial Corp.	19,095	1,505,068
Discover Financial Services	15,417	868,748
Navient Corp.	13,962	283,847

		5,020,012
Diversified Financial Services 2.0%
Berkshire Hathaway, Inc. "B"*	62,870	9,073,398
CME Group, Inc.	10,966	1,038,590
Intercontinental Exchange, Inc.	3,836	894,824
Leucadia National Corp.	10,989	244,945
McGraw Hill Financial, Inc.	9,435	975,579
Moody's Corp.	6,134	636,709
The NASDAQ OMX Group, Inc.	4,095	208,599

		13,072,644
Insurance 2.6%
ACE Ltd.	11,291	1,258,834
Aflac, Inc.	15,160	970,392
Allstate Corp.	14,295	1,017,375
American International Group, Inc.	47,406	2,597,375
Aon PLC	9,667	929,192
Assurant, Inc.	2,388	146,647
Chubb Corp.	7,960	804,756
Cincinnati Financial Corp.	5,197	276,896
Genworth Financial, Inc. "A"*	16,699	122,070
Hartford Financial Services Group, Inc.	14,547	608,356
Lincoln National Corp. (a)	8,914	512,198
Loews Corp.	10,257	418,793
Marsh & McLennan Companies, Inc.	18,676	1,047,537
MetLife, Inc.	38,627	1,952,595
Principal Financial Group, Inc.	9,540	490,070
Progressive Corp.	18,447	501,758
Prudential Financial, Inc.	15,633	1,255,486
The Travelers Companies, Inc.	11,080	1,198,080
Torchmark Corp.	4,269	234,453
Unum Group	8,492	286,435
XL Group PLC	8,786	323,325

		16,952,623
Real Estate Investment Trusts 2.5%
American Tower Corp. (REIT)	14,647	1,379,015
Apartment Investment & Management Co. "A" (REIT)	5,481	215,732
AvalonBay Communities, Inc. (REIT)	4,588	799,459
Boston Properties, Inc. (REIT)	5,330	748,759
Crown Castle International Corp. (REIT)	11,465	946,321
Equity Residential (REIT)	12,599	980,958
Essex Property Trust, Inc. (REIT)	2,238	514,516
General Growth Properties, Inc. (REIT)	21,590	637,985
HCP, Inc. (REIT)	15,937	688,638
Health Care REIT, Inc. (REIT)	12,061	933,039
Host Hotels & Resorts, Inc. (REIT)	26,289	530,512
Iron Mountain, Inc. (REIT)	6,484	236,536
Kimco Realty Corp. (REIT)	14,023	376,518
Plum Creek Timber Co., Inc. (REIT)	5,994	260,439
Prologis, Inc. (REIT)	17,707	771,317
Public Storage (REIT)	4,981	981,954
Simon Property Group, Inc. (REIT)	10,691	2,091,587
SL Green Realty Corp. (REIT)	3,401	436,620
The Macerich Co. (REIT)	4,803	405,037
Ventas, Inc. (REIT)	11,426	834,327
Vornado Realty Trust (REIT)	6,068	679,616
Weyerhaeuser Co. (REIT)	18,039	597,993

		16,046,878
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	9,494	367,513
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	16,672	174,722
People's United Financial, Inc.	10,978	166,866

		341,588
Health Care 14.7%
Biotechnology 3.0%
Alexion Pharmaceuticals, Inc.*	6,966	1,207,208
Amgen, Inc.	26,223	4,191,747
Biogen, Inc.*	8,093	3,417,188
Celgene Corp.*	27,658	3,188,414
Gilead Sciences, Inc.*	51,383	5,042,214
Regeneron Pharmaceuticals, Inc.*	2,535	1,144,502
Vertex Pharmaceuticals, Inc.*	8,391	989,886

		19,181,159
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	51,946	2,406,658
Baxter International, Inc.	18,766	1,285,471
Becton, Dickinson & Co.	7,213	1,035,715
Boston Scientific Corp.*	46,021	816,873
C.R. Bard, Inc.	2,590	433,436
DENTSPLY International, Inc.	4,781	243,305
Edwards Lifesciences Corp.*	3,749	534,083
Intuitive Surgical, Inc.*	1,257	634,823
Medtronic PLC	49,154	3,833,520
St. Jude Medical, Inc.	9,693	633,922
Stryker Corp.	10,275	947,869
Varian Medical Systems, Inc.*	3,515	330,726
Zimmer Holdings, Inc.	5,864	689,137

		13,825,538
Health Care Providers & Services 2.8%
Aetna, Inc.	12,181	1,297,642
AmerisourceBergen Corp.	7,177	815,810
Anthem, Inc.	9,200	1,420,572
Cardinal Health, Inc.	11,411	1,030,071
Cigna Corp.	8,905	1,152,663
DaVita HealthCare Partners, Inc.*	6,026	489,793
Express Scripts Holding Co.*	25,087	2,176,799
HCA Holdings, Inc.*	10,154	763,885
Henry Schein, Inc.*	2,905	405,596
Humana, Inc.	5,159	918,405
Laboratory Corp. of America Holdings*	3,438	433,497
McKesson Corp.	8,013	1,812,541
Patterson Companies, Inc.	2,906	141,784
Quest Diagnostics, Inc. (a)	4,922	378,256
Tenet Healthcare Corp.*	3,403	168,482
UnitedHealth Group, Inc.	32,902	3,891,978
Universal Health Services, Inc. "B"	3,197	376,319

		17,674,093
Health Care Technology 0.1%
Cerner Corp.* (a)	10,436	764,541
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	11,713	486,675
PerkinElmer, Inc.	3,988	203,946
Thermo Fisher Scientific, Inc.	13,650	1,833,741
Waters Corp.*	2,898	360,280

		2,884,642
Pharmaceuticals 6.2%
AbbVie, Inc.	54,943	3,216,363
Actavis PLC*	13,473	4,009,834
Bristol-Myers Squibb Co.	57,389	3,701,591
Eli Lilly & Co.	33,736	2,450,921
Endo International PLC*	6,122	549,143
Hospira, Inc.*	5,873	515,884
Johnson & Johnson	95,941	9,651,665
Mallinckrodt PLC*	4,016	508,626
Merck & Co., Inc.	97,934	5,629,246
Mylan NV*	12,842	762,173
Perrigo Co. PLC	4,860	804,573
Pfizer, Inc.	211,476	7,357,250
Zoetis, Inc.	17,212	796,744

		39,954,013
Industrials 10.3%
Aerospace & Defense 2.7%
Boeing Co.	22,603	3,392,258
General Dynamics Corp.	10,900	1,479,457
Honeywell International, Inc.	26,983	2,814,597
L-3 Communications Holdings, Inc.	2,835	356,615
Lockheed Martin Corp.	9,257	1,878,801
Northrop Grumman Corp.	6,843	1,101,449
Precision Castparts Corp.	4,863	1,021,230
Raytheon Co.	10,547	1,152,260
Rockwell Collins, Inc.	4,632	447,219
Textron, Inc.	9,696	429,824
United Technologies Corp.	28,518	3,342,309

		17,416,019
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc. (a)	5,111	374,227
Expeditors International of Washington, Inc.	6,621	319,000
FedEx Corp.	9,109	1,507,084
United Parcel Service, Inc. "B"	23,997	2,326,269

		4,526,580
Airlines 0.6%
American Airlines Group, Inc.	24,720	1,304,721
Delta Air Lines, Inc.	28,360	1,275,066
Southwest Airlines Co.	23,453	1,038,968

		3,618,755
Building Products 0.1%
Allegion PLC	3,385	207,061
Masco Corp.	12,129	323,844

		530,905
Commercial Services & Supplies 0.5%
ADT Corp. (a)	5,751	238,782
Cintas Corp.	3,349	273,379
Pitney Bowes, Inc. (a)	7,122	166,085
Republic Services, Inc.	8,533	346,098
Stericycle, Inc.*	2,918	409,775
Tyco International PLC	14,657	631,130
Waste Management, Inc.	14,835	804,502

		2,869,751
Construction & Engineering 0.1%
Fluor Corp.	5,097	291,344
Jacobs Engineering Group, Inc.*	4,366	197,169
Quanta Services, Inc.*	7,411	211,436

		699,949
Electrical Equipment 0.5%
AMETEK, Inc.	8,204	431,038
Eaton Corp. PLC	16,338	1,110,004
Emerson Electric Co.	23,653	1,339,233
Rockwell Automation, Inc.	4,718	547,241

		3,427,516
Industrial Conglomerates 2.3%
3M Co.	21,886	3,610,096
Danaher Corp.	21,255	1,804,549
General Electric Co.	347,368	8,618,200
Roper Industries, Inc.	3,432	590,304

		14,623,149
Machinery 1.4%
Caterpillar, Inc.	20,905	1,673,027
Cummins, Inc.	5,785	802,032
Deere & Co. (a)	11,720	1,027,727
Dover Corp.	5,672	392,049
Flowserve Corp.	4,724	266,859
Illinois Tool Works, Inc.	12,023	1,167,914
Ingersoll-Rand PLC	9,153	623,136
Joy Global, Inc.	3,344	131,018
PACCAR, Inc.	12,168	768,288
Pall Corp.	3,725	373,953
Parker-Hannifin Corp.	4,923	584,754
Pentair PLC	6,223	391,364
Snap-on, Inc.	1,966	289,120
Stanley Black & Decker, Inc.	5,365	511,606
Xylem, Inc.	6,289	220,241

		9,223,088
Professional Services 0.2%
Dun & Bradstreet Corp.	1,228	157,626
Equifax, Inc.	4,169	387,717
Nielsen NV	10,900	485,813
Robert Half International, Inc.	4,643	280,995

		1,312,151
Road & Rail 1.0%
CSX Corp.	34,278	1,135,287
Kansas City Southern	3,788	386,679
Norfolk Southern Corp.	10,616	1,092,599
Ryder System, Inc.	1,878	178,203
Union Pacific Corp.	30,389	3,291,433

		6,084,201
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	9,429	390,690
United Rentals, Inc.*	3,304	301,193
W.W. Grainger, Inc. (a)	2,080	490,485

		1,182,368
Information Technology 19.4%
Communications Equipment 1.6%
Cisco Systems, Inc.	176,310	4,852,933
F5 Networks, Inc.*	2,498	287,120
Harris Corp.	3,625	285,505
Juniper Networks, Inc.	12,481	281,821
Motorola Solutions, Inc.	6,576	438,422
QUALCOMM, Inc.	56,916	3,946,555

		10,092,356
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	10,749	633,439
Corning, Inc.	43,781	992,953
FLIR Systems, Inc.	4,943	154,617
TE Connectivity Ltd.	14,054	1,006,547

		2,787,556
Internet Software & Services 3.4%
Akamai Technologies, Inc.*	6,122	434,937
eBay, Inc.*	38,003	2,192,013
Equinix, Inc. (REIT)	1,949	453,825
Facebook, Inc. "A"*	72,441	5,955,737
Google, Inc. "A"*	9,856	5,467,123
Google, Inc. "C"*	9,876	5,412,048
VeriSign, Inc.* (a)	3,708	248,325
Yahoo!, Inc.*	30,056	1,335,538

		21,499,546
IT Services 3.3%
Accenture PLC "A"	21,654	2,028,763
Alliance Data Systems Corp.* (a)	2,149	636,641
Automatic Data Processing, Inc.	16,380	1,402,783
Cognizant Technology Solutions Corp. "A"*	21,097	1,316,242
Computer Sciences Corp.	4,785	312,365
Fidelity National Information Services, Inc.	9,869	671,684
Fiserv, Inc.*	8,186	649,968
International Business Machines Corp.	31,740	5,094,270
MasterCard, Inc. "A"	33,632	2,905,469
Paychex, Inc.	11,200	555,688
Teradata Corp.* (a)	5,126	226,262
Total System Services, Inc.	5,802	221,346
Visa, Inc. "A" (a)	66,943	4,378,742
Western Union Co. (a)	18,103	376,723
Xerox Corp.	36,150	464,528

		21,241,474
Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	10,285	441,329
Analog Devices, Inc.	10,784	679,392
Applied Materials, Inc.	42,351	955,439
Avago Technologies Ltd.	8,863	1,125,424
Broadcom Corp. "A"	18,769	812,604
First Solar, Inc.*	2,629	157,188
Intel Corp.	163,405	5,109,674
KLA-Tencor Corp.	5,521	321,819
Lam Research Corp.	5,570	391,209
Linear Technology Corp.	8,350	390,780
Microchip Technology, Inc.	7,060	345,234
Micron Technology, Inc.*	37,123	1,007,147
NVIDIA Corp.	17,922	375,018
Skyworks Solutions, Inc.	6,574	646,158
Texas Instruments, Inc.	36,030	2,060,376
Xilinx, Inc.	8,860	374,778

		15,193,569
Software 3.5%
Adobe Systems, Inc.*	16,393	1,212,098
Autodesk, Inc.*	7,809	457,920
CA, Inc.	11,027	359,591
Citrix Systems, Inc.*	5,426	346,559
Electronic Arts, Inc.*	10,635	625,498
Intuit, Inc.	9,547	925,677
Microsoft Corp.	283,109	11,509,796
Oracle Corp.	110,631	4,773,728
Red Hat, Inc.*	6,331	479,573
Salesforce.com, Inc.*	20,883	1,395,193
Symantec Corp.	23,466	548,283

		22,633,916
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	200,977	25,007,568
EMC Corp.	68,547	1,752,061
Hewlett-Packard Co.	62,705	1,953,888
NetApp, Inc.	10,878	385,734
SanDisk Corp.	7,345	467,289
Seagate Technology PLC	11,441	595,275
Western Digital Corp.	7,553	687,399

		30,849,214
Materials 3.1%
Chemicals 2.3%
Air Products & Chemicals, Inc.	6,674	1,009,643
Airgas, Inc.	2,369	251,375
CF Industries Holdings, Inc.	1,653	468,923
Dow Chemical Co.	37,572	1,802,704
E.I. du Pont de Nemours & Co.	31,236	2,232,437
Eastman Chemical Co.	5,103	353,434
Ecolab, Inc.	9,262	1,059,388
FMC Corp.	4,501	257,682
International Flavors & Fragrances, Inc.	2,760	324,024
LyondellBasell Industries NV "A"	13,671	1,200,314
Monsanto Co.	16,714	1,880,993
PPG Industries, Inc.	4,683	1,056,204
Praxair, Inc.	9,928	1,198,707
Sigma-Aldrich Corp.	4,113	568,622
The Mosaic Co.	10,821	498,415
The Sherwin-Williams Co.	2,804	797,738

		14,960,603
Construction Materials 0.1%
Martin Marietta Materials, Inc. (a)	2,118	296,096
Vulcan Materials Co.	4,480	377,664

		673,760
Containers & Packaging 0.2%
Avery Dennison Corp.	3,169	167,672
Ball Corp.	4,789	338,295
MeadWestvaco Corp.	5,843	291,390
Owens-Illinois, Inc.*	5,819	135,699
Sealed Air Corp.	7,124	324,570

		1,257,626
Metals & Mining 0.4%
Alcoa, Inc.	42,235	545,676
Allegheny Technologies, Inc.	3,795	113,888
Freeport-McMoRan, Inc.	35,674	676,022
Newmont Mining Corp.	17,126	371,806
Nucor Corp.	11,107	527,916

		2,235,308
Paper & Forest Products 0.1%
International Paper Co.	14,660	813,483
Telecommunication Services 2.3%
Diversified Telecommunication Services
AT&T, Inc.	178,961	5,843,077
CenturyLink, Inc.	19,552	675,521
Frontier Communications Corp.	35,160	247,878
Level 3 Communications, Inc.*	9,896	532,801
Verizon Communications, Inc.	143,392	6,973,153
Windstream Holdings, Inc. (a)	20,911	154,741

		14,427,171
Utilities 3.0%
Electric Utilities 1.7%
American Electric Power Co., Inc.	16,799	944,944
Duke Energy Corp.	24,418	1,874,814
Edison International	11,137	695,728
Entergy Corp.	6,168	477,958
Eversource Energy	10,876	549,455
Exelon Corp.	29,830	1,002,586
FirstEnergy Corp.	14,427	505,811
NextEra Energy, Inc.	15,351	1,597,272
Pepco Holdings, Inc.	8,908	239,002
Pinnacle West Capital Corp.	3,728	237,660
PPL Corp.	22,816	767,987
Southern Co.	31,528	1,396,060
Xcel Energy, Inc.	17,742	617,599

		10,906,876
Gas Utilities 0.0%
AGL Resources, Inc.	4,196	208,331
Independent Power & Renewable Eletricity Producers 0.1%
AES Corp.	22,517	289,343
NRG Energy, Inc.	11,742	295,781

		585,124
Multi-Utilities 1.2%
Ameren Corp.	8,305	350,471
CenterPoint Energy, Inc.	14,705	300,129
CMS Energy Corp.	9,428	329,132
Consolidated Edison, Inc.	10,176	620,736
Dominion Resources, Inc.	20,385	1,444,685
DTE Energy Co.	6,116	493,500
Integrys Energy Group, Inc.	2,820	203,096
NiSource, Inc.	10,825	478,032
PG&E Corp.	16,428	871,834
Public Service Enterprise Group, Inc.	17,333	726,599
SCANA Corp. (a)	4,990	274,400
Sempra Energy	7,937	865,292
TECO Energy, Inc.	8,133	157,780
Wisconsin Energy Corp. (a)	7,763	384,269

		7,499,955

Total Common Stocks (Cost $368,496,410)		631,560,895

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.023% **, 4/30/2015 (b) (Cost $699,988)	700,000	699,979

	Shares	Value ($)
Daily Assets Fund Institutional, 0.11% (c) (d) (Cost $13,586,305)	13,586,305	13,586,305
Cash Equivalents 1.1%
Central Cash Management Fund, 0.08% (c) (Cost $7,137,341)	7,137,341	7,137,341

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $389,920,044) †	102.1	652,984,520
Other Assets and Liabilities, Net	(2.1)	(13,175,922)

Net Assets	100.0	639,808,598

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $402,508,223.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $250,476,297.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $273,714,630 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,238,333.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $13,259,267, which is 2.1% of net assets.

(b)	At March 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
At March 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

S&P 500 E-Mini Index	USD	6/19/2015	83	8,552,320	(31,494)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$631,560,895	$—	$—	$631,560,895
Government & Agency Obligation	—	699,979	—	699,979
Short-Term Investments (e)	20,723,646	—	—	20,723,646

Total	$652,284,541	$699,979	$—	$652,984,520

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(31,494)	$—	$—	$(31,494)

Total	$(31,494)	$—	$—	$(31,494)

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(31,494)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 22, 2015